PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2017
PROPERTY AND EQUIPMENT
Schedule of components of property and equipment

	Thousands of Yen
	2016	2017
Leasehold improvements	¥604,647	¥710,576
Furniture and fixtures	133,207	140,952
Computers	1,352,862	1,257,079
Assets held under capital lease, principally office equipment	17,471	131,318
Motor vehicles and transport equipment	3,969	11,223
Other	—	4,029
Total	2,112,156	2,255,177
Accumulated depreciation	(991,436)	(1,077,922)
Property and equipment —net	¥1,120,720	¥1,177,255